UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sage Asset Management, LP
Address: 500 Fifth Avenue
         Suite 930
         New York, NY  10110

13F File Number:  028-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry G. Haimes
Title:     Co-Portfolio Manager
Phone:     (212) 521-0908

Signature, Place, and Date of Signing:

 /s/   Barry G. Haimes     New York, NY     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $100,789 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN AXLE & MFG HLDGS IN   COM              024061103     1990   177700 SH       SOLE                   177700        0        0
APPLE INC                      COM              037833100     1416     2660 SH       SOLE                     2660        0        0
APPLE INC                      COM              037833100     8249    15500 SH  CALL SOLE                    15500        0        0
BOISE INC                      COM              09746Y105     3401   427800 SH       SOLE                   427800        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     1349    23900 SH       SOLE                    23900        0        0
CANADIAN PAC RY LTD            COM              13645T100     2363    23250 SH       SOLE                    23250        0        0
CELADON GROUP INC              COM              150838100     1115    61700 SH       SOLE                    61700        0        0
CF INDS HLDGS INC              COM              125269100     1998     9835 SH       SOLE                     9835        0        0
CITIGROUP INC                  COM NEW          172967424     1946    49200 SH       SOLE                    49200        0        0
COBALT INTL ENERGY INC         COM              19075F106     3045   124000 SH       SOLE                   124000        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     3014   253950 SH       SOLE                   253950        0        0
DENBURY RES INC                COM NEW          247916208     1230    75900 SH       SOLE                    75900        0        0
DUNKIN BRANDS GROUP INC        COM              265504100     2349    70800 SH       SOLE                    70800        0        0
EBAY INC                       COM              278642103     1441    28250 SH       SOLE                    28250        0        0
FACEBOOK INC                   CL A             30303M102      904    33950 SH       SOLE                    33950        0        0
FACEBOOK INC                   CL A             30303M102     2396    90000 SH  CALL SOLE                    90000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1402    41000 SH       SOLE                    41000        0        0
GENERAL MTRS CO                COM              37045V100     2370    82200 SH       SOLE                    82200        0        0
GOOGLE INC                     CL A             38259P508     2617     3700 SH       SOLE                     3700        0        0
GROUPON INC                    COM CL A         399473107     1299   267300 SH       SOLE                   267300        0        0
INDIA GLOBALIZATION CAP INC    COM              45408X100       14   100000 SH       SOLE                   100000        0        0
ISHARES TR                     RUSSELL 2000     464287655    12015   142500 SH  PUT  SOLE                   142500        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302     1156    13850 SH       SOLE                    13850        0        0
LENNAR CORP                    CL A             526057104     1102    28500 SH       SOLE                    28500        0        0
MICRON TECHNOLOGY INC          COM              595112103      408    64400 SH       SOLE                    64400        0        0
PNC FINL SVCS GROUP INC        COM              693475105     1825    31300 SH       SOLE                    31300        0        0
PRICELINE COM INC              COM NEW          741503403     1625     2620 SH       SOLE                     2620        0        0
PULTE GROUP INC                COM              745867101     2426   133600 SH       SOLE                   133600        0        0
QUALCOMM INC                   COM              747525103     2140    34600 SH       SOLE                    34600        0        0
QUALITY DISTR INC FLA          COM              74756M102     1726   287736 SH       SOLE                   287736        0        0
SHERWIN WILLIAMS CO            COM              824348106     1615    10500 SH       SOLE                    10500        0        0
SOUTHWEST AIRLS CO             COM              844741108      336    32850 SH       SOLE                    32850        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    16876   118500 SH  CALL SOLE                   118500        0        0
STANDARD PAC CORP NEW          COM              85375C101     3547   482550 SH       SOLE                   482550        0        0
STANLEY FURNITURE CO INC       COM NEW          854305208      230    51086 SH       SOLE                    51086        0        0
STARBUCKS CORP                 COM              855244109     1033    19270 SH       SOLE                    19270        0        0
UNITED RENTALS INC             COM              911363109     2368    52025 SH       SOLE                    52025        0        0
WABASH NATL CORP               COM              929566107     1110   123800 SH       SOLE                   123800        0        0
WELLS FARGO & CO NEW           COM              949746101     1813    53050 SH       SOLE                    53050        0        0
YAHOO INC                      COM              984332106     1530    76900 SH       SOLE                    76900        0        0